7. CONVERTIBLE DEBT (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Debt Details Narrative
Convertible note payable		$ 0	$ 3,164,000
Accrued interest	$ 2,437,500	$ 2,250,000	$ 21,671